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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02090
Invesco Van Kampen Bond Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Van Kampen Bond Fund
Semiannual Report to Shareholders ▪ August 31, 2012
NYSE: VBF

2	Fund Performance
2	Portfolio Management Update
3	Dividend Reinvestment Plan
4	Schedule of Investments
22	Financial Statements
24	Notes to Financial Statements
31	Financial Highlights
32	Approval of Investment Advisory and Sub-Advisory Agreements
34	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/29/12 to 8/31/12

Fund at NAV	5.41%

Fund at Market Value	9.70

Barclays Baa U.S. Corporate Bond Index▼	4.46

Market Price Premium to NAV as of 8/31/12	5.13

Source(s): ▼Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Baa U.S. Corporate Bond Index is the Baa component of the Barclays U.S. Corporate Investment Grade Index.
     The Barclays U.S. Corporate Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment-grade debt securities.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update and Upcoming Name Change
The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen Bond Fund.
     Chuck Burge, portfolio manager, is manager of Invesco Van Kampen Bond Fund. He has been associated with Invesco or its investment advisory affiliates since 2002 and began managing the Fund in 2010. Mr. Burge earned a BS in economics from Texas A&M University and an MBA in finance and accounting from Rice University.
     John Craddock, Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Bond Fund. He has been associated with Invesco or its investment advisory affiliates since 1999 and began managing the Fund in 2010. Mr. Craddock earned a BS in mechanical engineering from Clemson University and an MBA in finance from Georgia Institute of Technology’s Dupree School of Management.
     Darren Hughes, Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Bond Fund. He has been associated with Invesco or its investment advisory affiliates since 1992 and began managing the Fund in 2012. Mr. Hughes earned a BBA in finance and economics from Baylor University.
     Scott Roberts, Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Bond Fund. He has been associated with Invesco or its investment advisory affiliates since 2000 and began managing the Fund in 2012. Mr. Roberts earned a BBA in finance from the University of Houston.
     In addition, the Fund will change its name to “Invesco Bond Fund” effective December 3, 2012.

NYSE Symbol	VBF
2 Invesco Van Kampen Bond Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Fund. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Fund, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account:

You may increase the amount of shares in your Fund easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan are able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Fund, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount – a market price that is lower than NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Fund. If your Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if your Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
   To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3 Invesco Van Kampen Bond Fund

Schedule of Investments(a)

August 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–92.51%
Advertising–0.62%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$10,000	$10,450

Omnicom Group Inc., Sr. Unsec. Global Notes, 3.63%, 05/01/22	260,000	273,526

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	1,080,000	1,213,634

		1,497,610

Aerospace & Defense–0.56%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	20,000	21,000

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	90,000	101,812

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	55,000	59,262

7.13%, 03/15/21	50,000	54,375

L-3 Communications Corp., Sr. Unsec. Gtd. Notes 4.75%, 07/15/20	1,000,000	1,093,888

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	25,000	27,344

		1,357,681

Agricultural Products–1.34%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	1,685,000	1,781,790

Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	600,000	600,794

Ingredion Inc., Sr. Unsec. Notes,
3.20%, 11/01/15	460,000	483,331

6.63%, 04/15/37	300,000	379,102

		3,245,017

Airlines–2.67%
America West Airlines Pass Through Trust–Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	344,231	358,000

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 10/31/11-11/29/11; Cost $74,100)(b)(c)	90,000	88,875

American Airlines
Pass Through Trust,
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	407,473	443,381

Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	742,640	753,779

Continental Airlines
Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	30,536	31,299

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	12,862	14,952

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	683,661	685,371

Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.25%, 04/11/20	2,000,000	2,062,500

Delta Air Lines
Pass Through Trust,
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	477,149	523,671

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	15,000	15,300

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	458,109	493,326

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	20,000	20,525

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	153,601	167,137

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	615,000	632,681

Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	75,000	81,563

Sr. Sec. Notes, 9.50%, 09/15/14(b)	9,000	9,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Airlines–(continued)

US Airways
Pass Through Trust–Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	$76,672	$70,347

		6,452,213

Alternative Carriers–0.09%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	50,000	52,937

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	50,000	56,125

Level 3 Financing Inc.,
Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	35,000	35,175

Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	25,000	26,375

8.63%, 07/15/20	20,000	21,550

9.38%, 04/01/19	25,000	27,500

		219,662

Aluminum–0.03%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	80,000	80,450

Apparel Retail–0.12%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	55,000	59,675

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	75,000	81,234

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	65,000	68,575

Limited Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	70,000	78,925

		288,409

Apparel, Accessories & Luxury Goods–0.22%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	135,000	146,812

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	130,000	129,350

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	160,000	170,800

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	95,688

		542,650

Asset Management & Custody Banks–0.88%
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes,
4.75%, 02/15/23(b)	1,190,000	1,190,204

6.25%, 08/15/42(b)	490,000	501,226

State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.46%(d)(e)	435,000	436,088

		2,127,518

Auto Parts & Equipment–0.04%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	80,000	85,000

Automobile Manufacturers–0.04%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	70,000	86,275

Automotive Retail–1.30%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	2,100,000	2,411,815

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	675,000	724,401

		3,136,216

Biotechnology–0.01%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	25,000	26,813

Brewers–1.20%
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	2,000,000	2,005,820

SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes,
3.75%, 01/15/22(b)	460,000	503,262

4.95%, 01/15/42(b)	325,000	380,379

		2,889,461

Broadcasting–1.75%
Clear Channel Worldwide Holdings Inc.– Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	70,000	68,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Broadcasting–(continued)

COX Communications Inc., Sr. Unsec. Notes,
6.25%, 06/01/18(b)	$1,300,000	$1,554,929

8.38%, 03/01/39(b)	305,000	461,677

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	2,000,000	2,146,032

		4,231,063

Building Products–0.29%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	40,000	36,200

Associated Materials LLC/AMH New Finance Inc., Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	60,000	58,200

Building Materials Corp. of America,
Sr. Unsec. Gtd. Notes,
7.50%, 03/15/20(b)	75,000	82,313

Sr. Unsec. Notes,
6.88%, 08/15/18(b)	55,000	59,606

Gibraltar Industries Inc.–
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	65,000	66,828

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	20,000	21,575

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	143,000	153,010

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	65,000	66,625

USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	60,000	64,800

Sr. Unsec. Notes,
9.75%, 01/15/18	95,000	102,125

		711,282

Cable & Satellite–4.58%
Comcast Corp., Sr. Unsec. Gtd. Global Notes,
3.13%, 07/15/22	2,000,000	2,090,500

5.70%, 05/15/18	1,545,000	1,874,843

6.50%, 01/15/15	500,000	566,658

Sr. Unsec. Gtd. Notes,
6.45%, 03/15/37	580,000	751,014

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes,
2.40%, 03/15/17	295,000	304,196

5.15%, 03/15/42	490,000	503,833

DISH DBS Corp., Sr. Unsec. Gtd. Notes,
4.63%, 07/15/17(b)	75,000	76,313

5.88%, 07/15/22(b)	15,000	15,206

Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	90,000	97,425

7.50%, 04/01/21	85,000	92,437

Sr. Unsec. Gtd. Notes,
7.25%, 10/15/20(b)	50,000	54,125

NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	375,000	383,284

5.15%, 04/30/20	210,000	248,029

5.95%, 04/01/41	355,000	443,160

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes,
6.55%, 05/01/37	310,000	391,096

6.75%, 07/01/18	685,000	857,579

Sr. Unsec. Gtd. Notes,
5.00%, 02/01/20	350,000	405,731

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes,
5.25%, 01/15/21	420,000	483,549

6.50%, 01/15/18	1,290,000	1,422,780

		11,061,758

Casinos & Gaming–0.41%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	55,000	59,263

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes,
12.75%, 04/15/18	50,000	35,125

Sr. Unsec. Gtd. Global Bonds,
5.63%, 06/01/15	5,000	4,163

Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	45,000	45,000

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	10,000	10,300

CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Global Notes,
10.75%, 01/15/17	62,437	66,651

Sr. Sec. Gtd. Global Notes,
7.63%, 01/15/16	45,000	48,038

Sr. Sec. Gtd. Notes,
7.63%, 01/15/16(b)	5,000	5,338

Codere Finance Luxembourg SA (Luxembourg), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	10,000	7,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Casinos & Gaming–(continued)

MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.63%, 07/15/15	$270,000	$283,162

Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	80,000	81,400

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	57,000	58,995

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes,
4.48%, 02/01/14(b)(e)	65,000	62,725

Sr. Sec. Notes,
9.13%, 02/01/15(b)	72,000	72,180

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Sec. First Mortgage Global Notes,
7.75%, 08/15/20	50,000	56,250

Sr. Sec. First Mortgage Notes,
5.38%, 03/15/22(b)	90,000	91,800

		988,340

Coal & Consumable Fuels–0.07%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	102,600

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	40,000	40,850

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Global Notes, 10.75%, 02/01/18	16,000	14,920

		158,370

Communications Equipment–0.08%
Avaya Inc.,
Sr. Sec. Gtd. Notes,
7.00%, 04/01/19(b)	80,000	73,400

Sr. Unsec. Gtd. Global Notes,
9.75%, 11/01/15	20,000	17,300

Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes,
6.50%, 06/15/19	35,000	37,800

Sr. Unsec. Gtd. Global Notes,
7.63%, 06/15/21	15,000	16,612

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	40,000	41,900

		187,012

Computer & Electronics Retail–0.03%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	75,000	81,375

Computer Storage & Peripherals–0.01%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	15,000	16,088

7.75%, 12/15/18	10,000	10,975

		27,063

Construction & Engineering–0.33%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	80,000	87,400

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	50,000	52,125

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	155,000	156,163

URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	500,000	508,930

		804,618

Construction & Farm Machinery & Heavy Trucks–0.70%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	45,000	52,931

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	52,000	52,975

Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	1,305,000	1,378,058

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	40,000	44,500

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	124,000	118,575

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	50,000	52,562

		1,699,601

Construction Materials–0.25%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	102,428

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 8.13%, 07/15/18	315,000	383,121

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	100,000	107,125

		592,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Consumer Finance–2.16%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
4.63%, 06/26/15	$50,000	$51,375

7.50%, 09/15/20	275,000	315,907

8.00%, 03/15/20	15,000	17,625

Capital One Capital VI, Jr. Ltd. Gtd. Sub. Trust Pfd. Securities, 8.88%, 05/15/40	600,000	612,000

Ford Motor Credit Co LLC, Sr. Unsec. Notes, 3.00%, 06/12/17	1,000,000	1,003,873

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	20,000	20,200

John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	310,000	312,251

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	75,000	84,000

SLM Corp.,
Sr. Unsec. Medium-Term Global Notes,
6.25%, 01/25/16	745,000	800,034

Series A, Sr. Unsec. Medium-Term Notes,
5.00%, 10/01/13	1,930,000	2,002,579

		5,219,844

Data Processing & Outsourced Services–0.11%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	125,000	134,062

First Data Corp., Sr. Sec. Gtd. Notes,
6.75%, 11/01/20(b)	45,000	44,663

7.38%, 06/15/19(b)	45,000	46,575

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	5,000	5,350

7.63%, 11/15/20	30,000	32,325

		262,975

Department Stores–0.03%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	85,000	77,350

Distillers & Vintners–0.06%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	100,000	62,500

Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes,
7.25%, 05/15/17	60,000	69,375

Sr. Unsec. Gtd. Notes,
6.00%, 05/01/22	5,000	5,650

		137,525

Diversified Banks–8.34%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	250,000	251,119

Sr. Unsec. Gtd. Medium-Term Euro Notes,
3.88%, 11/10/14(b)	555,000	559,630

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,000,000	1,004,190

Barclays Bank PLC (United Kingdom), Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	355,063

BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	1,100,000	1,090,667

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	775,000	776,652

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(d)	210,000	272,809

Hana Bank (South Korea), Sr. Unsec. Notes,
4.25%, 06/14/17(b)	500,000	541,595

4.50%, 10/30/15(b)	1,075,000	1,158,488

HBOS PLC (United Kingdom)– Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(b)	1,080,000	1,064,587

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	1,275,000	1,353,462

HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	957,000	1,091,962

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	500,000	535,726

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	600,000	610,333

ING Bank N.V. (Netherlands),
Sr. Unsec. Notes,
3.00%, 09/01/15(b)	510,000	517,430

Unsec. Notes,
3.75%, 03/07/17(b)	990,000	1,029,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Diversified Banks–(continued)

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes,
3.50%, 08/22/17	$355,000	$376,175

4.38%, 08/10/15	1,135,000	1,223,729

Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	540,000	547,933

National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 03/09/15	460,000	468,463

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(d)	25,000	19,625

Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	260,000	288,564

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,160,000	1,231,665

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes,
2.99%, 10/07/13(b)	500,000	493,603

3.72%, 01/20/15(b)	800,000	760,529

Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	700,000	718,549

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	500,000	517,220

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	915,000	944,365

6.55%, 10/13/20(b)	325,000	339,534

		20,143,600

Diversified Capital Markets–0.48%
UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	985,000	1,146,613

Diversified Chemicals–0.68%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	1,485,000	1,634,412

Diversified Metals & Mining–1.23%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	660,000	883,352

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	15,000	14,445

7.00%, 11/01/15(b)	75,000	74,250

Sr. Unsec. Notes,
6.88%, 04/01/22(b)	55,000	50,975

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	300,000	299,601

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	45,000	31,564

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	820,000	859,395

Southern Copper Corp., Sr. Unsec. Global Notes,
5.38%, 04/16/20	230,000	258,939

6.75%, 04/16/40	335,000	391,738

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	103,008

		2,967,267

Diversified REIT’s–0.26%
Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	545,000	625,842

Drug Retail–1.37%
CVS Pass-Through Trust,
Sec. Global Pass Through Ctfs.,
6.04%, 12/10/28	1,277,514	1,458,501

Sr. Sec. Mortgage Pass Through Ctfs.,
5.77%, 01/10/33(b)	1,626,731	1,859,870

		3,318,371

Electric Utilities–2.90%
Appalachian Power Co, Sr. Unsec. Floating Rate Notes, 0.81%, 08/16/13(e)	1,000,000	1,001,245

DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	1,500,000	1,634,730

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(b)	820,000	819,113

Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	650,000	763,679

Mississippi Power Co.– Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	610,000	637,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Electric Utilities–(continued)

Ohio Power Co.– Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	$350,000	$424,494

Southern Co. (The)– Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	400,000	415,215

Southern Power Co.– Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	1,175,000	1,296,987

		6,992,788

Electrical Components & Equipment–0.03%
Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	40,000	40,200

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	30,000	32,438

		72,638

Electronic Components–0.79%
Corning, Inc., Sr. Unsec. Notes,
4.75%, 03/15/42	1,600,000	1,739,411

6.63%, 05/15/19	140,000	173,408

		1,912,819

Electronic Manufacturing Services–0.03%
Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	13,000	13,163

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	60,000	60,600

		73,763

Environmental & Facilities Services–0.52%
Waste Management, Inc., Sr. Unsec. Gtd. Notes,
4.60%, 03/01/21	481,000	557,172

5.00%, 03/15/14	645,000	686,057

		1,243,229

Forest Products–0.01%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	45,000	31,388

Gas Utilities–0.12%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	35,000	37,625

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	85,000	84,362

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes,
7.38%, 03/15/20	115,000	123,625

7.38%, 08/01/21(b)	37,000	39,313

		284,925

General Merchandise Stores–0.12%
Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	275,000	286,687

Gold–2.57%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 3.85%, 04/01/22	355,000	367,414

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	750,000	867,541

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,000,000	1,001,196

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
5.13%, 09/01/21	300,000	306,994

6.88%, 09/01/41	700,000	729,470

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes,
3.50%, 03/15/22	1,125,000	1,135,228

4.88%, 03/15/42	1,195,000	1,230,583

Sr. Unsec. Gtd. Notes,
6.25%, 10/01/39	475,000	567,414

		6,205,840

Health Care Distributors–0.56%
AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	1,250,000	1,360,625

Health Care Equipment–0.03%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	5,000	4,625

Sr. Unsec. Gtd. Sub. Global Notes,
9.75%, 10/15/17	65,000	56,225

		60,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Health Care Facilities–0.19%
CHS/Community Health Systems Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/15/18	$8,000	$8,300

HCA, Inc., Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	35,000	37,363

7.88%, 02/15/20	95,000	106,637

HealthSouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	40,000	43,700

7.75%, 09/15/22	20,000	21,900

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	30,000	30,019

Tenet Healthcare Corp., Sr. Unsec. Global Notes,
8.00%, 08/01/20	55,000	58,712

9.25%, 02/01/15	135,000	150,525

		457,156

Health Care Services–0.95%
Express Scripts Holding Co., Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	445,000	474,608

6.13%, 11/15/41(b)	1,000,000	1,313,091

Highmark, Inc., Sr. Unsec. Notes, 6.13%, 05/15/41(b)	375,000	409,978

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	40,000	41,100

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	60,000	58,200

		2,296,977

Health Care Technology–0.04%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	85,000	92,438

Homebuilding–0.15%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	35,000	35,044

8.13%, 06/15/16	57,000	59,138

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	95,000	99,987

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	62,000	67,657

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	15,000	15,975

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	20,000	21,200

Taylor Morrison Communities Inc./Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	40,000	42,800

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	20,000	21,900

		363,701

Hotels, Resorts & Cruise Lines–0.43%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	5,000	5,381

Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	155,000	186,126

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	30,000	31,050

Wyndham Worldwide Corp., Sr. Unsec. Global Notes,
6.00%, 12/01/16	9,000	10,070

Sr. Unsec. Notes,
4.25%, 03/01/22	800,000	811,490

		1,044,117

Household Products–0.03%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	74,000	77,978

Housewares & Specialties–0.02%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	45,000	49,500

Independent Power Producers & Energy Traders–0.15%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	95,000	111,625

Calpine Corp., Sr. Sec. Gtd. Notes,
7.25%, 10/15/17(b)	60,000	64,500

7.50%, 02/15/21(b)	60,000	66,900

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	50,000	53,625

Red Oak Power LLC– Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	60,199	64,413

		361,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Industrial Conglomerates–1.43%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes,
4.65%, 10/17/21	$600,000	$686,124

5.50%, 01/08/20	320,000	380,694

Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	2,290,000	2,384,463

		3,451,281

Industrial Machinery–0.35%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	20,000	20,700

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	29,000	30,812

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	10,000	10,325

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	710,000	793,449

		855,286

Integrated Oil & Gas–1.23%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	450,000	511,685

Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Loan Participation Notes, 6.13%, 11/09/20(b)	960,000	1,076,285

Total Capital International S.A. (France), Sr. Unsec. Gtd. Global Notes, 1.50%, 02/17/17	1,350,000	1,378,022

		2,965,992

Integrated Telecommunication Services–3.73%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	86,000	132,998

AT&T Inc., Sr. Unsec. Global Notes,
1.70%, 06/01/17	655,000	676,083

2.95%, 05/15/16	370,000	398,841

4.45%, 05/15/21	190,000	223,360

6.15%, 09/15/34	500,000	633,450

CenturyLink Inc.– Series U, Sr. Unsec. Global Notes, 7.65%, 03/15/42	435,000	450,746

Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds,
8.75%, 06/15/30	440,000	652,606

Sr. Unsec. Gtd. Global Notes,
6.00%, 07/08/19	150,000	182,153

Sr. Unsec. Gtd. Notes,
4.88%, 03/06/42(b)	1,000,000	1,062,380

6.75%, 08/20/18	225,000	279,093

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	135,000	156,788

Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	315,000	331,507

4.75%, 02/16/21(b)	200,000	222,407

Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	2,080,000	2,190,132

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	880,000	816,859

Verizon Communications, Inc., Sr. Unsec. Global Notes,
4.75%, 11/01/41	300,000	339,529

6.40%, 02/15/38	200,000	269,042

		9,017,974

Internet Software & Services–0.03%
Equinix Inc., Sr. Unsec. Notes,
7.00%, 07/15/21	50,000	56,375

8.13%, 03/01/18	15,000	16,725

		73,100

Investment Banking & Brokerage–3.21%
Charles Schwab Corp. (The)– Series A, Jr. Unsec. Sub. Notes, 7.00%(d)	1,165,000	1,298,975

E*TRADE Financial Corp.,
Sr. Unsec. Notes, 6.75%, 06/01/16	15,000	15,675

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes,
5.25%, 07/27/21	565,000	602,462

5.75%, 01/24/22	230,000	254,628

Sr. Unsec. Medium-Term Global Notes,
3.70%, 08/01/15	615,000	644,345

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
6.00%, 01/14/20(b)	1,095,000	1,096,758

7.63%, 08/13/19(b)	498,000	557,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley, Sr. Unsec. Global Notes,
4.00%, 07/24/15	$1,000,000	$1,021,080

6.38%, 07/24/42	835,000	860,082

Sr. Unsec. Notes,
3.45%, 11/02/15	1,000,000	1,006,746

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	390,084

		7,748,305

Leisure Facilities–0.00%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	10,000	10,575

Leisure Products–0.03%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	70,000	70,875

Life & Health Insurance–4.19%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	650,000	709,662

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	976,023

MetLife, Inc., Jr. Unsec. Sub. Global Notes,
10.75%, 08/01/39	785,000	1,157,875

Sr. Unsec. Global Notes,
4.13%, 08/13/42	390,000	397,088

Series A, Sr. Unsec. Notes,
6.82%, 08/15/18	50,000	62,524

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,750,907

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	1,150,000	1,276,503

Prudential Financial, Inc., Series C, Sr. Unsec. Medium-Term Notes,
5.40%, 06/13/35	1,500,000	1,595,026

Series D, Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	820,000	900,850

6.63%, 12/01/37	390,000	481,014

7.38%, 06/15/19	645,000	807,719

		10,115,191

Life Sciences Tools & Services–0.30%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	610,000	726,047

Managed Health Care–1.29%
Cigna Corp., Sr. Unsec. Global Notes,
5.38%, 02/15/42	890,000	1,009,975

Sr. Unsec. Notes,
4.50%, 03/15/21	435,000	484,300

5.88%, 03/15/41	350,000	421,075

UnitedHealth Group Inc., Sr. Unsec. Notes,
3.88%, 10/15/20	400,000	442,504

5.95%, 02/15/41	590,000	764,732

		3,122,586

Marine–0.00%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Global Notes, 8.63%, 11/01/17	10,000	9,550

Movies & Entertainment–0.43%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	115,000	126,069

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	67,000	75,040

Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	675,000	845,025

		1,046,134

Multi-Line Insurance–1.09%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	1,055,000	1,343,128

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,000	2,031

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	55,000	62,425

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds,
7.80%, 03/15/37(b)	550,000	588,500

Sr. Unsec. Gtd. Notes,
4.95%, 05/01/22(b)	10,000	10,431

5.00%, 06/01/21(b)	560,000	584,065

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	25,000	33,972

		2,624,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Multi-Utilities–0.83%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	$800,000	$859,325

Consumers Energy Co., Sr. Sec. First Mortgage Bonds, 5.80%, 09/15/35	480,000	628,091

Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	500,000	520,704

		2,008,120

Office REIT’s–0.71%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	1,525,000	1,625,154

DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	75,000	83,062

		1,708,216

Office Services & Supplies–0.78%
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,730,000	1,871,131

Oil & Gas Drilling–1.08%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	6,000	6,435

Transocean Inc., Sr. Unsec. Gtd. Global Notes,
4.95%, 11/15/15	835,000	910,870

6.38%, 12/15/21	1,400,000	1,691,579

		2,608,884

Oil & Gas Equipment & Services–0.09%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	88,000	91,190

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	100,000	103,000

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	30,000	31,941

		226,131

Oil & Gas Exploration & Production–4.53%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	75,000	77,063

6.13%, 07/15/22	5,000	5,225

Anadarko Petroleum Corp.,
Sr. Unsec. Global Notes,
5.95%, 09/15/16	1,385,000	1,604,880

Sr. Unsec. Notes,
7.63%, 03/15/14	750,000	821,481

Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	620,000	714,519

Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	35,000	37,581

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 09/01/21	95,000	104,025

Sr. Unsec. Gtd. Notes,
7.63%, 11/15/22(b)	15,000	15,938

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/20	25,000	26,063

Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	5,000	5,006

6.63%, 08/15/20	137,000	141,281

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	30,000	32,025

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	50,000	56,188

8.25%, 10/01/19	45,000	50,906

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	365,000	404,105

Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	945,000	1,140,181

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	475,000	544,834

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	119,000	107,992

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	55,000	53,763

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	265,000	313,031

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	8,000	8,640

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	95,000	99,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	$190,000	$201,875

Noble Energy Inc., Sr. Unsec. Global Notes, 4.15%, 12/15/21	685,000	743,200

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	30,000	30,825

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes,
3.50%, 02/06/17	735,000	761,273

5.75%, 01/20/20	410,000	464,598

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	630,000	735,759

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	160,000	172,000

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	43,000	44,290

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	12,000	12,555

5.75%, 06/01/21	80,000	85,600

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	35,000	36,050

SM Energy Co., Sr. Unsec. Global Notes,
6.50%, 11/15/21	20,000	21,000

6.63%, 02/15/19	120,000	126,000

Southwestern Energy Co., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/22(b)	990,000	1,044,443

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	60,000	64,575

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	35,000	37,275

		10,945,736

Oil & Gas Refining & Marketing–0.76%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	15,000	14,775

Phillips 66, Sr. Unsec. Gtd. Notes, 2.95%, 05/01/17(b)	1,240,000	1,306,568

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	105,000	112,612

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	325,000	393,340

		1,827,295

Oil & Gas Storage & Transportation–2.62%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	42,000	45,255

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	115,000	120,750

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	25,000	24,500

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	63,000	73,001

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	690,000	748,021

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes,
5.25%, 01/31/20	300,000	349,888

Sr. Unsec. Gtd. Notes,
6.45%, 09/01/40	1,250,000	1,552,168

Series G, Sr. Unsec. Gtd. Global Notes,
5.60%, 10/15/14	720,000	788,677

Kinder Morgan Energy Partners L.P., Sr. Unsec. Notes, 5.85%, 09/15/12	560,000	560,700

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	30,000	31,950

6.50%, 08/15/21	85,000	92,012

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	45,000	28,238

Plains All American Pipeline L.P./PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	185,000	195,388

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	95,000	102,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes,
8.00%, 10/01/19	$225,000	$292,513

Sr. Unsec. Gtd. Notes,
5.67%, 08/15/14	500,000	541,125

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 02/01/21	95,000	102,600

Sr. Unsec. Gtd. Notes,
6.38%, 08/01/22(b)	15,000	15,750

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	40,000	41,700

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	455,000	619,562

		6,326,517

Other Diversified Financial Services–2.49%
Bank of America Corp., Sr. Unsec. Global Notes,
3.70%, 09/01/15	500,000	525,202

Series L, Sr. Unsec. Medium-Term Global Notes,
5.65%, 05/01/18	500,000	560,049

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes,
7.25%, 02/01/18	680,000	848,445

Unsec. Sub. Notes,
5.55%, 01/22/17	1,030,000	1,167,611

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes,
2.75%, 07/01/13(b)	555,000	562,190

5.80%, 10/15/12(b)	200,000	201,164

ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(b)	905,000	926,004

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.45%, 03/01/16	270,000	288,563

Merrill Lynch & Co., Inc., Sub. Global Notes, 7.75%, 05/14/38	765,000	929,330

		6,008,558

Packaged Foods & Meats–1.25%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	45,000	45,000

Kraft Foods Inc., Sr. Unsec. Global Notes,
6.88%, 02/01/38	1,255,000	1,729,023

Sr. Unsec. Notes,
6.88%, 01/26/39	850,000	1,179,280

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	65,000	68,575

		3,021,878

Paper Packaging–0.02%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	45,000	47,138

Paper Products–0.46%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	108,000	108,202

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	40,000	43,900

International Paper Co., Sr. Unsec. Global Notes,
4.75%, 02/15/22	280,000	315,838

6.00%, 11/15/41	405,000	484,432

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	70,000	74,550

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	45,000	30,713

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	45,000	45,900

		1,103,535

Personal Products–0.28%
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	610,000	604,480

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	65,000	73,288

		677,768

Pharmaceuticals–0.14%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	109,250

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	20,000	21,750

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	35,000	37,625

Wyeth LLC, Sr. Unsec. Gtd. Notes, 6.45%, 02/01/24	120,000	165,805

		334,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Property & Casualty Insurance–1.78%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	$1,100,000	$1,349,201

QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	1,500,000	1,470,000

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	722,667

XL Group PLC, Sr. Unsec. Global Notes, 5.25%, 09/15/14	710,000	755,259

		4,297,127

Railroads–1.19%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	225,000	249,246

CSX Corp., Sr. Unsec. Global Notes,
6.15%, 05/01/37	770,000	1,000,377

Sr. Unsec. Notes,
5.50%, 04/15/41	1,350,000	1,634,894

		2,884,517

Real Estate Services–0.01%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	32,000	35,120

Regional Banks–1.54%
CIT Group Inc., Sr. Sec. Gtd. Notes,
7.00%, 05/02/17(b)	23,035	23,035

Sr. Unsec. Global Notes,
5.25%, 03/15/18	95,000	99,750

Sr. Unsec. Notes,
5.00%, 05/15/17	15,000	15,750

5.50%, 02/15/19(b)	155,000	162,750

Fifth Third Bancorp, Sr. Unsec. Notes,
3.50%, 03/15/22	750,000	781,552

Unsec. Sub Notes,
4.50%, 06/01/18	580,000	628,691

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	340,000	392,454

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	1,030,000	1,142,826

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	345,000	368,288

Susquehanna Bancshares Inc., Sr. Unsec. Global Notes, 5.38%, 08/15/22	8,000	8,266

Synovus Financial Corp., Sr. Unsec. Global Notes,
7.88%, 02/15/19	35,000	39,025

Unsec. Sub. Global Notes,
5.13%, 06/15/17	65,000	63,131

		3,725,518

Research & Consulting Services–0.51%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	60,000	63,300

Novant Health, Inc.– Series 2009 A, Bonds, 5.85%, 11/01/19	1,000,000	1,173,208

		1,236,508

Residential REIT’s–0.39%
Essex Portfolio L.P., Unsec. Gtd. Notes, 3.63%, 08/15/22(b)	940,000	943,612

Retail REIT’s–0.38%
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	290,000	318,888

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	500,000	598,552

		917,440

Semiconductor Equipment–0.08%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	120,000	121,500

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	70,000	74,287

		195,787

Semiconductors–0.08%
Advanced Micro Devices Inc., Sr. Unsec. Notes, 7.50%, 08/15/22(b)	10,000	9,900

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	170,000	184,450

		194,350

Soft Drinks–0.31%
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	750,000	754,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Sovereign Debt–0.23%
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	$500,000	$547,316

Specialized Finance–2.47%
International Lease Finance Corp., Sr. Sec. Gtd. Notes,
6.50%, 09/01/14(b)	2,970,000	3,192,750

Sr. Unsec. Global Notes,
4.88%, 04/01/15	500,000	518,125

5.88%, 04/01/19	540,000	556,031

5.88%, 08/15/22	85,000	85,106

8.75%, 03/15/17	40,000	46,375

Sr. Unsec. Notes,
8.25%, 12/15/20	295,000	346,810

Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,080,000	1,207,740

		5,952,937

Specialized REIT’s–3.91%
American Tower Corp., Sr. Unsec. Global Notes,
4.63%, 04/01/15	820,000	874,819

Sr. Unsec. Notes,
4.50%, 01/15/18	1,115,000	1,226,241

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes,
7.75%, 07/15/20	1,250,000	1,399,765

Sr. Unsec. Gtd. Notes,
5.75%, 08/15/22	2,000,000	2,023,375

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	265,000	281,437

Host Hotels & Resorts L.P., Sr. Gtd. Global Notes,
6.00%, 11/01/20	50,000	55,625

Sr. Unsec. Notes,
5.25%, 03/15/22(b)	35,000	37,712

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	25,000	27,313

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	20,000	22,325

Senior Housing Properties Trust, Sr. Unsec. Notes,
4.30%, 01/15/16	1,755,000	1,805,895

6.75%, 12/15/21	500,000	560,625

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes,
4.25%, 03/01/22	130,000	139,343

4.75%, 06/01/21	895,000	983,192

		9,437,667

Specialty Chemicals–0.06%
Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)	15,000	15,188

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	85,000	80,431

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	55,000	60,225

		155,844

Specialty Stores–0.03%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	70,000	74,900

Steel–0.73%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds,
10.10%, 06/01/19	770,000	884,040

Sr. Unsec. Global Notes,
6.50%, 02/25/22	20,000	19,547

7.00%, 03/01/41	135,000	117,535

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	40,000	40,900

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	580,000	690,409

		1,752,431

Systems Software–0.02%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 12/20/10; Cost $71,575)(b)	70,000	41,300

Technology Distributors–0.00%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	10,000	10,500

Tires & Rubber–0.02%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	50,000	55,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Tobacco–1.11%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes,
4.13%, 09/11/15	$1,000,000	$1,096,782

4.75%, 05/05/21	935,000	1,080,891

9.70%, 11/10/18	340,000	490,583

		2,668,256

Trading Companies & Distributors–0.11%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	60,000	60,075

Aircastle Ltd., Sr. Unsec. Global Notes,
6.75%, 04/15/17	110,000	118,525

7.63%, 04/15/20	15,000	16,725

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	25,000	26,781

UR Merger Sub Corp., Sec. Gtd. Notes,
5.75%, 07/15/18(b)	5,000	5,313

Sr. Unsec. Global Notes,
8.25%, 02/01/21	25,000	27,500

		254,919

Trucking–0.16%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	90,000	98,100

9.75%, 03/15/20	15,000	16,950

Sr. Unsec. Gtd. Notes,
8.25%, 01/15/19(b)	15,000	16,350

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	80,000	84,400

7.38%, 01/15/21	55,000	60,087

7.50%, 10/15/18	75,000	81,375

Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19(b)	20,000	21,100

		378,362

Wireless Telecommunication Services–2.06%
Alltel Corp., Sr. Unsec. Notes, 7.00%, 03/15/16	1,185,000	1,426,383

America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes,
6.13%, 03/30/40	565,000	730,909

Sr. Unsec. Global Notes,
4.38%, 07/16/42	620,000	639,179

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	45,000	44,775

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	166,000	162,265

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,215,000	1,339,537

Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	100,000	102,375

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20	85,000	89,250

7.88%, 09/01/18	35,000	37,559

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28	55,000	50,050

6.90%, 05/01/19	55,000	56,375

Sprint Nextel Corp., Sr. Unsec. Global Notes,
7.00%, 08/15/20	20,000	20,575

11.50%, 11/15/21	15,000	18,788

Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	60,000	65,850

9.00%, 11/15/18(b)	45,000	53,268

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	150,000	138,000

		4,975,138

Total U.S. Dollar Denominated Bonds and Notes (Cost $206,096,970)		223,422,754

U.S. Treasury Securities–3.00%
U.S. Treasury Bills–0.12%
0.10%, 11/15/12(f)(g)	300,000	299,955

U.S. Treasury Notes–1.98%
0.88%, 04/30/17	1,660,000	1,685,419

2.00%, 02/15/22	1,130,000	1,181,733

1.75%, 05/15/22	1,870,000	1,907,984

		4,775,136

U.S. Treasury Bonds–0.90%
3.13%, 11/15/41	200,000	219,156

3.13%, 02/15/42	1,790,000	1,959,771

		2,178,927

Total U.S. Treasury Securities (Cost $7,068,174)		7,254,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Bond Fund

	Shares		Value

Preferred Stocks–0.72%
Consumer Finance–0.03%
Ally Financial, Inc., Series A,
8.50% Pfd.		1,440	$35,338

Ally Financial, Inc., Series G,
7.00% Pfd.(b)		7	6,375

GMAC Capital Trust I, Series 2,
8.13% Jr. Gtd. Sub. Pfd.		1,615	40,084

			81,797

Diversified Banks–0.02%
Royal Bank of Scotland PLC (The) (United Kingdom), Series T,
7.25% Jr. Sub. Pfd.		1,960	44,668

Multi-Line Insurance–0.05%
Hartford Financial Services Group Inc. (The),
7.88% Jr. Sub. Pfd.		4,135	116,400

Office REIT’s–0.01%
DuPont Fabros Technology, Inc., Series B,
7.63% Pfd.		560	15,120

Regional Banks–0.45%
BB&T Corp., Series E,
5.63% Pfd.		2,020	51,753

PNC Financial Services Group Inc., Series P,
6.13% Pfd.		30,000	830,700

Zions Bancorp, Series C,
9.50% Pfd.		7,800	205,374

			1,087,827

Reinsurance–0.15%
Reinsurance Group of America, Inc., 6.20% Jr. Unsec. Sub. Pfd.		14,000	375,620

Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The),
$2.94 Conv. Pfd.		420	18,950

Total Preferred Stocks (Cost $1,611,538)			1,740,382

	Principal
	Amount
Asset-Backed Securities–0.90%
Bear Stearns Commercial Mortgage Securities–Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(e)		$700,000	818,427

GS Mortgage Securities Corp. II–Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)		500,000	537,175

Santander Drive Auto Receivables Trust–Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17		790,000	807,881

TIAA Seasoned Commercial Mortgage Trust–Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.30%, 08/15/39(e)		20,001	20,021

Total Asset-Backed Securities (Cost $1,909,911)			2,183,504

Municipal Obligations–0.44%
Alameda (County of) California Joint Powers Authority (Multiple Capital);
Series 2010 A, Lease RB, 7.05%, 12/01/44		530,000	693,346

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57		300,000	356,076

Total Municipal Obligations (Cost $845,305)			1,049,422

Non-U.S. Dollar Denominated Bonds & Notes–0.28%(h)
Canada–0.02%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	49,000	52,186

Czech Republic–0.03%
Central European Media Enterprises Ltd.– REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	50,000	66,359

Luxembourg–0.10%
Codere Finance Luxembourg S.A.– REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	115,000	122,970

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	90,000	119,447

			242,417

Mexico–0.03%
Cemex Finance Europe B.V., Sr. Unsec. Gtd. Euro Notes, 4.75%, 03/05/14	EUR	50,000	61,328

Spain–0.05%
Cirsa Funding Luxembourg S.A.– REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	111,018

United Kingdom–0.05%
Boparan Finance PLC– REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	133,662

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $692,720)			666,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Bond Fund

	Shares	Value

Money Market Funds–0.34%
Liquid Assets Portfolio–Institutional Class(i)	406,533	$406,533

Premier Portfolio–Institutional Class(i)	406,533	406,533

Total Money Market Funds (Cost $813,066)		813,066

TOTAL INVESTMENTS–98.19% (Cost $219,037,684)		237,130,116

OTHER ASSETS LESS LIABILITIES–1.81%		4,381,419

NET ASSETS–100.00%		$241,511,535

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $59,929,155, which represented 24.81% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $119,588, which represented 0.05% of the Fund’s Net Assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of August 31, 2012

U.S. Dollar Denominated Bonds and Notes	92.5%

U.S. Treasury Securities	3.0

Asset-Backed Securities	0.9

Preferred Stocks	0.7

Municipal Obligations	0.4

Non-U.S. Dollar Denominated Bonds & Notes	0.3

Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Bond Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $218,224,618)	$236,317,050

Investments in affiliated money market funds, at value and cost	813,066

Total investments, at value (Cost $219,037,684)	237,130,116

Cash	393,500

Receivable for:
Investments sold	700,499

Variation margin	83,453

Dividends and interest	3,159,793

Premiums paid on swap agreements	324,010

Other assets	9,591

Total assets	241,800,962

Liabilities:
Payable for:
Investments purchased	31,329

Amount due custodian — foreign, at value (Cost $4,738)	4,474

Dividends	21,576

Foreign currency contracts outstanding	7,918

Accrued fees to affiliates	19

Accrued other operating expenses	70,810

Unrealized depreciation on swap agreements	153,301

Total liabilities	289,427

Net assets applicable to shares outstanding	$241,511,535

Net assets consist of:
Shares of beneficial interest	$218,463,541

Undistributed net investment income	(1,352,090)

Undistributed net realized gain	6,304,887

Unrealized appreciation	18,095,197

$241,511,535

Shares outstanding, no par value, with an unlimited number of shares authorized:
Outstanding	11,357,434

Net asset value per share	$21.26

Market value per share	$22.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen Bond Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$5,560,843

Dividends	45,499

Dividends from affiliated money market funds	2,470

Total investment income	5,608,812

Expenses:
Advisory fees	498,698

Administrative services fees	27,309

Custodian fees	11,985

Transfer agent fees	33,535

Trustees’ and officers’ fees and benefits	13,158

Other	87,822

Total expenses	672,507

Less: Fees waived	(2,650)

Net expenses	669,857

Net investment income	4,938,955

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,839,706

Foreign currencies	5,688

Foreign currency contracts	39,856

Futures contracts	415,857

Swap agreements	(23,479)

4,277,628

Change in net unrealized appreciation (depreciation) of:
Investment securities	3,457,005

Foreign currencies	(2,844)

Foreign currency contracts	1,397

Futures contracts	77,727

Swap agreements	(161,235)

3,372,050

Net realized and unrealized gain	7,649,678

Net increase in net assets resulting from operations	$12,588,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Van Kampen Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$4,938,955	$10,207,880

Net realized gain	4,277,628	7,695,887

Change in net unrealized appreciation	3,372,050	3,755,182

Net increase in net assets resulting from operations	12,588,633	21,658,949

Distributions to shareholders from net investment income	(5,449,068)	(10,885,391)

Distributions to shareholders from net realized gain	—	(4,639,800)

Net change in net assets resulting from operations	7,139,565	6,133,758

Share transactions–net:
Net increase in net assets resulting from share transactions	149,860	289,973

Net increase in net assets	7,289,425	6,423,731

Net assets applicable to common shares:
Beginning of period	234,222,110	227,798,379

End of period (includes undistributed net investment income of $(1,352,090) and $(841,977), respectively)	$241,511,535	$234,222,110

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Fund’s investment objective is to seek interest income while conserving capital.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security

24        Invesco Van Kampen Bond Fund

will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common shareholders. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

25        Invesco Van Kampen Bond Fund

resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
I.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an

26        Invesco Van Kampen Bond Fund

improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.42%

Over $500 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) to 0.58%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The fee waiver agreement terminated on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $2,650.
  The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.
  Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

27        Invesco Van Kampen Bond Fund

  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,547,073	$6,375	$—	$2,553,448

U.S. Treasury Securities	—	7,254,018	—	7,254,018

Corporate Debt Securities	—	223,542,408	—	223,542,408

Asset-Backed Securities	—	2,183,504	—	2,183,504

Municipal Obligations	—	1,049,422	—	1,049,422

Foreign Government Debt Securities	—	547,316	—	547,316

Total Investments	$2,547,073	$234,583,043	$—	$237,130,116

Foreign Currency Contracts*	—	(7,918)	—	(7,918)

Futures*	163,651	—	—	163,651

Swap Agreements*	—	(153,301)	—	(153,301)

Total	$2,710,724	$234,421,824	$—	$237,132,548

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap Agreements(a)	$18,232	$(171,533)

Currency risk
Foreign Currency Contracts(b)	—	(7,918)

Interest rate risk
Futures contracts(c)	215,126	(51,475)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized depreciation on swap agreements.
(b)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.
(c)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Foreign Currency	Swap
	Futures*	Contracts*	Agreements*

Realized Gain (Loss)
Credit risk	$—	$—	$(23,479)

Currency risk	—	39,856	—

Interest rate risk	415,857	—	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$(161,235)

Currency risk	—	1,397	—

Interest rate risk	77,727	—	—

Total	$493,584	$41,253	$(184,714)

*	The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $45,101,160, $698,942 and $8,866,667, respectively.

28        Invesco Van Kampen Bond Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Treasury 5 Year Notes	266	December-2012	$33,160,641	$161,535

U.S. Treasury Ultra Bonds	16	December-2012	2,704,000	53,591

Subtotal			$35,864,641	$215,126

Short Contracts
U.S. Treasury 10 Year Notes	48	December-2012	$(6,418,500)	$(51,475)

Subtotal			$(6,418,500)	$(51,475)

Total			$29,446,141	$163,651

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/12	RBC Dain Rauscher	EUR	515,000	USD	640,510	$648,428	$(7,918)

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

Open Credit Default Swap Agreements
					Implied			Unrealized
		Buy/Sell	Pay/Receive	Expiration	Credit	Notional	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	Amount	Payments	(Depreciation)

Bank of America	Royal Caribbean	Sell	5.00%	03/20/17	4.59%	$1,100,000	$—	$18,232

Morgan Stanley	Carnival Corp.	Buy	(1.00)	03/20/17	1.03	1,100,000	27,110	(25,882)

Deutsche Bank	JP Morgan Chase	Buy	(1.00)	06/20/17	1.14	2,500,000	66,896	(50,461)

Bank of America	Citigroup Inc.	Buy	(1.00)	06/20/17	2.16	2,500,000	186,367	(56,268)

Morgan Stanley	Markit North America Investment Grade, Index Series 18	Buy	(1.00)	06/20/17	1.02	5,000,000	43,637	(38,922)

Total credit default swap agreements							$324,010	$(153,301)

(a)	Implied credit spreads represent the current level as of August 31, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.
  During the six months ended August 31, 2012, the Fund paid legal fees of $26,574 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Fund. A trustee of the Fund is of counsel with the firm.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

29        Invesco Van Kampen Bond Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of February 29, 2012.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $83,748,133 and $88,823,289, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $9,877,414 and $8,392,679. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,997,251

Aggregate unrealized (depreciation) of investment securities	(997,137)

Net unrealized appreciation of investment securities	$17,000,114

Cost of investments for tax purposes is $220,130,002.

NOTE 9—Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Six months ended	Year ended
	August 31,	February 29,
	2012	2012

Beginning shares	11,350,334	11,335,939

Shares issued through dividend reinvestment	7,100	14,395

Ending shares	11,357,434	11,350,334

  The Board of Trustees have approved share repurchases whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2012:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 4, 2012	$0.0775	September 18, 2012	September 28, 2012

October 1, 2012	$0.0775	October 12, 2012	October 31, 2012

30        Invesco Van Kampen Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months			Eight months
	ended		Year ended	ended
	August 31,		February 29,	February 28,		Years ended June 30,
	2012		2012	2011		2010	2009	2008

Net asset value, beginning of period	$20.64		$20.10	$19.73		$17.94	$18.33	$18.70

Net investment income(a)	0.44		0.90	0.62		1.04	0.95	0.92

Net gains (losses) on securities (both realized and unrealized)	0.66		1.01	0.41		1.78	(0.22)	(0.37)

Total from investment operations	1.10		1.91	1.03		2.82	0.73	0.55

Less distributions from:
Dividends from net investment income	(0.48)		(0.96)	(0.66)		(1.03)	(1.12)	(0.92)

Distributions from net realized gains	—		(0.41)	—		—	—	—

Total distributions	(0.48)		(1.37)	(0.66)		(1.03)	(1.12)	(0.92)

Net asset value, end of period	$21.26		$20.64	$20.10		$19.73	$17.94	$18.33

Market value, end of period	$22.35		$20.85	$18.30		$19.65	$17.12	$16.62

Total return at net asset value(b)	5.41%		10.05%	5.35%

Total return at market value(c)	9.70%		22.13%	(3.69)%		21.02%	10.29%	4.17%

Net assets, end of period (000’s omitted)	$241,512		$234,222	$227,798		$223,606	$202,986	$207,338

Portfolio turnover rate(d)	41%		72%	79%		77%	59%	111%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.57	%(e)	0.57%	0.52	%(f)

Without fee waivers and/or expense reimbursements	0.57	%(e)	0.57%	0.53	%(f)	0.59%	0.58%	0.61%

Ratio of net investment income to average net assets	4.16	%(e)	4.43%	4.61	%(f)	5.40%	5.54%	4.82%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $235,539.
(f)	Annualized.

NOTE 12—Subsequent Event

Effective December 3, 2012, the Fund will change its name to Invesco Bond Fund.

31        Invesco Van Kampen Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Bond Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 15, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds, including the Fund, reflect the results of years of review and negotiation between the Trustees and Invesco Advisers and previously Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 15, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds, including the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one and five year periods, the second quintile for the two year period, and the fourth quintile for the three and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one and five year periods and below the performance of the index for the two, three and ten year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is

32        Invesco Van Kampen Bond Fund

as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also considered the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers), including comparisons, as applicable, to advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund client, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2012, would have on the Fund’s total estimated expenses.
  The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

33        Invesco Van Kampen Bond Fund

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Bond Fund (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect two Class II Trustees, by the holders of Common Shares, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	Linda Hutton Heagy	10,038,469	256,593
	Wayne W. Whalen	10,046,907	248,155

The Meeting was adjourned until August 14, 2012, with respect to the following proposal:

(1)	Approval of an Amended and Restated Agreement and Declaration of Trust.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approval of an Amended and Restated Agreement and Declaration of Trust	5,901,982	227,284	181,541	4,311,571

34        Invesco Van Kampen Bond Fund

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-02090	VK-CE-BOND-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Bond Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: November 8, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.